UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4840

The Tocqueville Trust
(Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

212-698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2007

Item 1. Schedule of Investments.

The Tocqueville Fund

Schedule of Investments as of July 31, 2007

(Unaudited)
	Shares	Value
Common Stocks - 93.7%
Aerospace & Defense - 0.9%
European Aeronautic Defense and Space Co. (b)	150,000	$4,570,330
Air Freight & Logistics - 1.2%
United Parcel Service, Inc.	75,000	5,679,000
Automobiles - 0.9%
Tata Motors Ltd. ADR (b)	241,200	4,136,580
Beverages - 3.5%
Anheuser-Busch Companies, Inc.	200,000	9,754,000
The Coca-Cola Co.	100,000	5,211,000
Koninklijke Grolsch N.V. (b)	41,500	1,849,845
		16,814,845
Biotechnology - 2.1%
Amgen, Inc. (a)	100,000	5,374,000
Pharmion Corp. (a)	190,000	4,628,400
		10,002,400
Capital Markets - 0.8%
The Bank of New York Co., Inc.	94,340	4,014,167
Chemicals - 3.8%
Bayer AG (b)	25,000	1,785,104
EI Du Pont de Nemours & Co.	250,000	11,682,500
W.R. Grace & Co. (a)	250,000	5,162,500
		18,630,104
Commercial Banks - 4.2%
East West Bancorp, Inc.	50,000	1,833,000
First Midwest Bancorp Inc/IL	41,200	1,355,068
HSBC Holdings PLC ADR (b)	25,460	2,371,872
M&T Bank Corp.	10,000	1,062,900
Marshall & Ilsley Corp.	35,000	1,442,350
Mitsubishi Ufj Financial Group, Inc. ADR (b)	1,000,000	10,640,000
Wilmington Trust Corp.	40,000	1,557,600
		20,262,790
Commercial Services & Supplies - 3.1%
Avery Dennison Corp.	60,000	3,680,400
Cintas Corp. (a)	100,000	3,656,000
H&R Block, Inc.	200,000	3,990,000
Steelcase, Inc.	214,000	3,725,740
		15,052,140
Communications Equipment - 6.3%
Cisco Systems, Inc. (a)	400,000	11,564,000
Corning, Inc. (a)	250,000	5,960,000
Juniper Networks, Inc. (a)	225,000	6,741,000
Nokia Oyj ADR (b)	150,000	4,296,000
Nortel Networks Corp. (a)(b)	100,000	2,164,000
		30,725,000
Computers & Peripherals - 1.0%
EMC Corp. (a)	250,000	4,627,500
Construction Materials - 0.8%
Cemex S.A. de C.V. ADR (a)(b)	115,600	3,738,504
Containers & Packaging - 0.6%
Sonoco Products Co.	75,000	2,750,250
Diversified Financial Services - 1.0%
Citigroup, Inc.	100,000	4,657,000
Diversified Telecommunication Services - 3.7%
Alaska Communications Systems Group, Inc.	500,000	7,185,000
Chunghwa Telecom Company Ltd. ADR (b)	275,000	4,559,500
Verizon Communications, Inc.	150,000	6,393,000
		18,137,500
Electric Utilities - 3.0%
FPL Group, Inc.	200,000	11,546,000
Korea Electric Power Corp. ADR (a)(b)	120,000	2,847,600
		14,393,600
Electrical Appliances, Television And Radio Sets - 0.6%
Samsung Electronics Co., Ltd. GDR (a)(b)	9,300	3,105,732
Electronic Computers - 0.4%
Hitachi, Ltd. ADR (b)	25,000	1,777,500
Electronic Equipment & Instruments - 0.6%
Molex, Inc.	100,000	2,834,000
Energy Equipment & Services - 2.4%
Schlumberger Ltd.	125,000	11,840,000
Food & Staples Retailing - 1.3%
Sysco Corp.	60,000	1,912,800
Wal-Mart Stores, Inc.	100,000	4,595,000
		6,507,800
Food Products - 1.0%
Kraft Foods, Inc.	150,000	4,912,500
Health Care Equipment & Supplies - 1.5%
Medtronic, Inc.	30,000	1,520,100
Stryker Corp.	25,000	1,560,750
Thoratec Corp. (a)	220,000	4,270,200
		7,351,050
Household Products - 2.7%
Colgate-Palmolive Co.	100,000	6,600,000
Kimberly-Clark Corp.	100,000	6,727,000
		13,327,000
Industrial Conglomerates - 4.8%
3M Co.	75,000	6,669,000
General Electric Co.	432,500	16,763,700
		23,432,700
Insurance - 4.1%
American International Group, Inc.	150,000	9,627,000
Hannover Rueckverscherung AG (b)	60,000	2,700,743
IPC Holdings Ltd. (b)	300,000	7,443,000
		19,770,743
Internet Software & Services - 1.0%
Yahoo!, Inc. (a)	200,000	4,650,000
IT Services - 2.0%
Automatic Data Processing, Inc.	100,000	4,642,000
Western Union Co.	250,000	4,987,500
		9,629,500
Machinery - 2.3%
Albany International Group, Inc.	50,000	1,874,000
Illinois Tool Works, Inc.	100,000	5,505,000
Parker Hannifin Corp.	40,000	3,947,200
		11,326,200
Media - 2.0%
Dow Jones & Co, Inc.	75,000	4,303,500
Getty Images, Inc. (a)	35,000	1,572,550
John Wiley & Sons, Inc.	44,000	1,860,760
Time Warner, Inc.	100,000	1,926,000
		9,662,810
Metals & Mining - 5.6%
Alcoa, Inc.	200,000	7,640,000
Cleveland-Cliffs, Inc.	100,000	6,927,000
Newmont Mining Corp.	300,000	12,525,000
		27,092,000
Multiline Retail - 0.3%
Conn's, Inc. (a)	50,000	1,268,500
Multi-Utilities & Unregulated Power - 0.5%
Suez SA (b)	50,000	2,665,855
National Commercial Banks - 0.3%
Hang Seng Bank Ltd. ADR (b)	100,000	1,584,410
Oil & Gas - 4.5%
Murphy Oil Corp.	275,000	17,061,000
Plains Exploration & Production Co. (a)	55,000	2,376,550
Total SA ADR (b)	30,000	2,358,300
		21,795,850
Paper & Forest Products - 1.6%
Weyerhaeuser Co.	110,000	7,836,400
Personal Products - 0.8%
Avon Products, Inc.	100,000	3,601,000
Playtex Products, Inc. (a)	25,700	460,287
		4,061,287
Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	250,000	7,102,500
Johnson & Johnson	100,000	6,050,000
Novartis AG ADR (b)	30,000	1,618,500
Pfizer, Inc.	450,000	10,579,500
Sepracor, Inc. (a)	50,000	1,406,500
		26,757,000
Prepackaged Software - 0.0%
Bio-key International, Inc. (a)(c)(e)(f)	47,090	-
Semiconductor & Semiconductor Equipment - 5.5%
Applied Materials, Inc.	500,000	11,020,000
Intel Corp.	500,000	11,810,000
Ultratech, Inc. (a)	300,000	3,762,000
		26,592,000
Software - 4.2%
Activision, Inc. (a)	140,000	2,395,400
Electronic Arts, Inc. (a)	40,000	1,945,600
Mentor Graphics Corp. (a)	125,500	1,507,255
Microsoft Corp.	450,000	13,045,500
NAVTEQ (a)	30,000	1,623,900
		20,517,655
Textiles, Apparel & Luxury Goods - 0.6%
LVMH Moet Hennessy Louis Vuitton SA (b)	25,000	2,830,718
Thrifts & Mortgage Finance - 0.5%
Fannie Mae	40,000	2,393,600
Water Supply - 0.2%
Purecycle Corp. (a)	100,000	780,000
Total Common Stocks (Cost $379,120,096)		454,494,520
Exchange Traded Fund - 2.6%
CurrencyShares Japanese Yen Trust (a)	150,000	12,651,000
Total Exchange Trade Fund (Cost $12,324,000)		12,651,000
Preferred Stock - 0.1%
Biotechnology - 0.1%
Zymequest, Inc. (a)(c)(e)(f)	400,000	560,000
Total Preferred Stock (Cost $960,000)		560,000
Warrants - 0.0%
Bio-key Warrants, $1.00 strike price, expires 4/14/09 (a)(e)	262,500	-
Raytheon Co. Warrants, $37.50 strike price, expires 6/16/11 (a)	1,581	31,841
Total Warrants (Cost $0)		31,841

	Principal
	Amount	Value
U.S. Government Agency Bonds - 0.8%
Freddie Mac, 3.70%, 8/25/09 (d)	$2,000,000	$1,984,876
Freddie Mac, 3.90%, 8/27/09 (d)	2,000,000	1,985,966
Total U.S. Government Agency Bonds (Cost $4,048,617)		3,970,842
Short-Term Investments - 3.3%
Repurchase Agreement - 1.8%
Repurchase Agreement with U.S. Bank, N.A., 5.00%,
dated 7/31/07, due 8/1/07, collateralized by a
Fannie Mae 15-Year Fixed (Pool # 555745)
valued at $9,010,692.
Repurchase proceeds of $8,835,227.
(Cost $8,834,000)	8,834,000	8,834,000
U.S. Treasury Bills - 1.5%
4.717%, 9/13/07	2,200,000	2,187,833
4.875%, 10/11/07	5,000,000	4,952,980
Total U.S. Treasury Bills (Cost $7,142,176)		7,140,813
Total Short-Term Investments (Cost $15,796,176)		15,974,813
Total Investments (Cost $412,428,889) - 100.5%		487,683,016
Liabilities in Excess of Other Assets - (0.5)%		(2,455,035)
Total Net Assets - 100.0%		$485,227,981

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Bermuda 1.5%; Canada
0.5%; Finland 0.9%; France 1.6%; Germany 0.9%; Hong Kong 0.3%; India 0.9%; Japan 2.6%;
Mexico 0.8%; Netherlands 1.3%; South Korea 1.2%; Switzerland 0.3%; Taiwan 0.9%;
United Kingdom 0.5%.
(c)	Denotes security is fully or partially restricted as to resale. The aggregate value of restricted securities at July 31, 2007 was $560,000 which represented 0.1% of net assets.
(d)	Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the original rate.
(e)	Fair valued security. The aggregate value of fair valued securities at July 31, 2007 was
$560,000 which represents 0.1% of net assets.
(f)	Security is considered illiquid and may be difficult to sell.

The accompanying notes are an integral part of these Schedule of Investments.

The Tocqueville Small Cap Value Fund

Schedule of Investments as of July 31, 2007

(Unaudited)

	Shares	Value
Common Stocks - 99.0%
Beverages - 2.7%
Constellation Brands, Inc. (a)	60,000	$1,315,800
Biotechnology - 4.0%
Martek Biosciences Corp. (a)	30,000	768,600
Pharmion Corp. (a)	50,000	1,218,000
		1,986,600
Chemicals - 8.8%
Arch Chemicals, Inc.	39,000	1,379,820
Olin Corp.	70,000	1,460,900
Sensient Technologies Corp.	60,000	1,524,000
		4,364,720
Commercial Physical And Biological Research - 2.5%
Crucell NV ADR (a)(b)	60,000	1,264,200
Commercial Services & Supplies - 4.3%
ABM Industries, Inc.	20,000	503,200
FTI Consulting, Inc. (a)	40,000	1,641,200
		2,144,400
Communications Equipment - 3.2%
Powerwave Technologies, Inc. (a)	200,000	1,308,000
Relm Wireless Corp. (a)	49,700	255,458
		1,563,458
Computers & Peripherals - 4.6%
Presstek, Inc. (a)	200,000	1,334,000
Rimage Corp. (a)	40,000	961,600
		2,295,600
Electrical Equipment - 1.8%
Baldor Electric Co.	20,000	912,800
Electronic Equipment & Instruments - 4.7%
Avnet, Inc. (a)	30,000	1,136,400
Veeco Instruments, Inc. (a)	65,000	1,189,500
		2,325,900
Energy Equipment & Services - 9.4%
Cameron International Corp. (a)	20,000	1,560,000
Input/Output, Inc. (a)	100,000	1,425,000
Rowan Companies, Inc.	40,000	1,687,600
		4,672,600
Food & Staples Retailing - 2.9%
Performance Food Group Co. (a)	50,000	1,433,000
Food Products - 3.0%
Del Monte Foods Co.	130,000	1,508,000
Health Care Equipment & Supplies - 5.4%
Datascope Corp.	35,000	1,204,350
Wright Medical Group, Inc. (a)	60,000	1,452,600
		2,656,950
Hotels Restaurants & Leisure - 4.9%
Bob Evans Farms, Inc.	35,000	1,135,750
Cosi, Inc. (a)	295,000	1,318,650
		2,454,400
Internet & Catalog Retail - 2.7%
Insight Enterprises, Inc. (a)	60,000	1,353,600
IT Services - 2.9%
Ceridian Corp. (a)	20,000	678,000
Convergys Corp. (a)	40,000	762,000
		1,440,000
Machinery - 7.9%
Federal Signal Corp.	40,000	538,000
FreightCar America, Inc.	30,000	1,418,100
Miller Industries, Inc. (a)	30,000	729,600
Mueller Water Products, Inc.	95,000	1,254,000
		3,939,700
Oil & Gas - 3.3%
Callon Petroleum Co. (a)	60,000	840,600
Syntroleum Corp. (a)	400,000	796,000
		1,636,600
Pharmaceuticals - 7.2%
DepoMed, Inc. (a)	385,000	881,650
Perrigo Co.	80,000	1,492,000
Salix Pharmaceuticals, Ltd. (a)	110,000	1,212,200
		3,585,850
Real Estate Investment Trust - 2.6%
National Retail Properties, Inc.	60,000	1,299,600
Semiconductor & Semiconductor Equipment - 7.2%
Cabot Microelectronics Corp. (a)	40,000	1,705,200
FEI Co. (a)	20,000	573,600
Ultratech, Inc. (a)	102,000	1,279,080
		3,557,880
Trading Companies & Distributors - 3.0%
Watsco, Inc.	30,000	1,497,300
Total Common Stocks (Cost $46,981,953)		49,208,958
Short-Term Investments - 1.2%
Repurchase Agreement - 1.2%
Repurchase Agreement with U.S. Bank, N.A., 5.00%,
dated 7/31/07, due 8/1/07, collateralized by a
Fannie Mae 15-Year Fixed (Pool # 555745)
valued at $588,725.
Repurchase proceeds of $577,080.
Total Short-Term Investments (Cost $577,000)	577,000	577,000
Total Investments (Cost $47,558,953) - 100.2%		49,785,958
Liabilities in Excess of Other Assets - (0.2)%		(93,380)
Total Net Assets - 100.0%		$49,692,578

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Netherlands 2.5%.

The accompanying notes are an integral part of these Schedule of Investments.

The Tocqueville International Value Fund

Schedule of Investments as of July 31, 2007

(Unaudited)

	Shares	Value
Common Stocks - 89.1%
Brazil - 1.7%
Companhia Vale do Rio Doce ADR	75,000	$3,675,750
Finland - 5.7%
Nokia Oyj ADR	260,000	7,446,400
UPM-Kymmene Oyj	226,700	5,037,339
		12,483,739
France - 13.7%
Lagardere S.C.A.	50,000	3,949,644
M6 Metropole Television	195,000	5,938,861
NRJ Group	132,450	2,065,336
Safran SA	245,000	6,102,669
Sanofi-Aventis	80,000	6,701,011
Vivendi SA	125,000	5,309,570
		30,067,091
Germany - 2.9%
Demag Cranes AG	34,000	1,610,988
Siemens AG ADR	37,600	4,761,288
		6,372,276
Greece - 1.2%
Titan Cement Co., SA	50,000	2,547,198
Hong Kong - 0.4%
Regal Hotels International	11,968,000	983,449
Indonesia - 1.5%
PT Tempo Scan Pacific Tbk	34,380,000	3,223,301
Israel - 1.6%
Makhteshim-Agan Industries, Ltd. (a)	487,000	3,529,450
Italy - 2.7%
Guala Closures SpA	24,000	189,500
Interpump SpA	208,828	2,146,170
Sogefi SpA	409,500	3,750,100
		6,085,770
Japan - 24.4%
Amano Corp.	285,000	3,827,200
Capcom Co., Ltd.	205,000	4,117,066
Fuji Photo Film Co., Ltd.	140,000	6,128,994
Hitachi, Ltd.	983,000	7,069,676
Kyoto Kimono Yuzen Co., Ltd.	2,350	2,160,174
Matsushita Electric Industrial Co., Ltd. ADR	200,000	3,650,000
Mitsubishi Tokyo Financial Group, Inc. ADR	396,000	4,213,440
Nippon Tv Network	35,100	4,644,029
Omron Corp.	220,000	5,830,515
Secom Co., Ltd.	77,000	3,393,966
Shinsei Bank, Ltd.	831,000	3,104,232
Tecmo Ltd.	513,100	5,496,232
		53,635,524
Malaysia - 1.6%
KLCC Property Holdings Berhad	3,400,000	3,512,010
Mexico - 4.3%
Cemex S.A. de C.V. ADR (a)	164,983	5,335,550
Fomento Economico Mexicano S.A.B. de C.V. ADR	111,000	4,109,220
		9,444,770
Netherlands - 3.1%
European Aeronautic Defense and Space Co.	45,000	1,349,176
Unilever NV ADR	185,000	5,598,100
		6,947,276
Singapore - 1.7%
GP Industries	9,775,949	3,835,317
South Korea - 3.8%
Samsung Electronics Co., Ltd.	12,000	5,943,761
SK Telecom Co., Ltd. ADR (a)	83,000	2,335,620
		8,279,381
Sweden - 1.1%
Saab AB	96,100	2,636,265
Switzerland - 2.2%
Kudelski SA	140,000	4,736,042
Taiwan - 2.7%
Chunghwa Telecom Co., Ltd. ADR	359,040	5,952,883
Thailand - 5.6%
Airports of Thailand Public Company Ltd.	1,550,000	2,932,629
BEC World Pcl	7,587,200	5,367,751
TPI Polene Public Company, Ltd.	8,100,000	3,946,460
		12,246,840
United Kingdom - 2.9%
Bodycote International	641,250	3,501,718
GlaxoSmithKline Plc ADR	57,100	2,916,668
		6,418,386
United States - 4.3%
Freeport-McMoRan Copper & Gold, Inc.	56,200	5,281,676
Newmont Mining Corp.	100,000	4,175,000
		9,456,676
Total Common Stocks (Cost $149,333,753)		196,069,394
Exchange Traded Fund - 0.4%
CurrencyShares Japanese Yen Trust (a)	9,800	826,532
Total Exchange Traded Fund (Cost $833,256)		826,532
Warrants - 2.1%
Merrill Warrants of Taiwan Secom, $0.00 strike price,
expires 5/4/12 (a)	2,889,977	4,534,085
Total Warrants (Cost $5,036,363)		4,534,085

	Principal
	Amount	Value
Short-Term Investments - 2.1%
Variable Rate Demand Notes - 2.1%
JP Morgan Chase Demand Deposits, 2.00%	$4,574,746	$4,574,746
Total Short-Term Investments (Cost $4,574,746)		4,574,746
Total Investments (Cost $159,778,118) - 93.7%		206,004,757
Other Assets in Excess of Liabilities - 6.3%		13,759,773
Total Net Assets - 100.0%		$219,764,530

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.

The accompanying notes are an integral part of these Schedule of Investments.

The Tocqueville Gold Fund

Schedule of Investments as of July 31, 2007

(Unaudited)
	Shares	Value
Common Stocks - 89.9%
Gold & Gold Related - 74.5%
Agnico-Eagle Mines Ltd. (b)	402,000	$17,101,080
Alamos Gold, Inc. (a)(b)	2,615,100	16,424,044
Almaden Minerals Ltd. (a)(b)	800,000	2,039,745
Apollo Gold Corp. (a)(b)	733,000	350,422
Aquiline Resources, Inc. (a)(b)	1,333,333	12,748,403
Aurelian Resources, Inc. (a)(b)	756,000	5,286,614
Aurizon Mines Ltd (a)(b)	600,000	2,317,210
Banro Corp. (a)(b)	631,400	6,717,651
Centamin Egypt Ltd. (a)(b)	7,830,000	9,390,890
Cia de Minas Buenaventura SA ADR (b)	563,800	22,501,258
Cluff Gold Ltd. (a)(b)	2,450,000	3,259,435
Comaplex Minerals Corp. (a)(b)(c)(d)	1,918,000	8,558,005
Crystallex International Corp. (a)(b)	2,555,600	8,663,484
Eldorado Gold Corporation Ltd. (a)(b)	1,726,800	7,850,562
European Goldfields Ltd. (a)(b)	2,578,600	13,874,357
Euro Ressources S.A. (a)(b)(f)	2,900,000	3,927,980
FNX Mining Co, Inc. (a)(b)	300,000	9,161,980
Freeport-McMoRan Copper & Gold, Inc.	150,000	14,097,000
Fury Explorations Ltd. (a)(b)(f)	1,500,000	1,138,920
Gabriel Resources Ltd. (a)(b)	3,300,000	12,992,126
Gammon Lake Resources, Inc. (a)(b)	1,892,100	21,318,937
GBS Gold International, Inc. (a)(b)	2,164,300	5,315,397
Gold Eagle Mines Ltd. (a)(b)	200,000	1,415,448
Gold Fields Ltd. (b)	166,249	2,728,209
Gold Fields Ltd. ADR (b)	2,361,500	39,011,980
Goldcorp, Inc. (b)	2,168,050	55,090,151
Golden Star Resources Ltd. (a)(b)	5,589,000	20,707,185
Great Basin Gold Ltd. (a)(b)	1,000,000	2,840,270
Harmony Gold Mining Co., Ltd. (a)(b)	106,667	1,465,042
Harmony Gold Mining Co., Ltd. ADR (a)(b)	784,400	10,856,096
Iamgold Corp. (b)	2,305,700	19,032,778
Ivanhoe Mines Ltd. (a)(b)	4,467,000	64,484,252
Lundin Mining Corp. (a)(b)	300,000	3,849,831
Meridian Gold, Inc. (a)	550,531	15,545,031
Minefinders Corp. (a)(b)	663,000	7,321,091
Miramar Mining Corp. (a)(b)	4,331,306	20,660,330
New Gold, Inc. (a)(b)	1,518,500	10,257,603
Newmont Mining Corp.	419,800	17,526,651
North Arrow Minerals, Inc. (a)(b)	360,000	141,732
NovaGold Resources, Inc. (a)(b)	880,500	13,263,625
Orezone Resources, Inc. (a)(b)	5,563,700	9,909,102
Osisko Exploration Ltd. (a)(b)	3,346,400	17,095,876
Oxiana Ltd. (b)	5,000,000	15,894,525
Polyus Gold ADR (a)(b)	851,616	34,064,640
Radius Gold, Inc. (a)(b)	1,329,544	897,330
Randgold Resources Ltd. ADR (b)	1,663,200	38,087,280
Red Back Mining, Inc. (a)(b)(c)(d)	895,000	4,619,133
Royal Gold, Inc.	447,765	11,050,840
Semafo, Inc. (a)(b)	4,900,000	8,175,853
Shore Gold, Inc. (a)(b)	2,207,800	9,851,076
Sino Gold Ltd. (a)(b)	2,941,500	14,289,349
SouthernEra Diamonds, Inc. (a)(b)	225,000	137,092
Strongbow Exploration, Inc. (a)(b)	1,800,000	1,020,810
Sunridge Gold Corp. (a)(b)	500,000	984,252
Troy Resources NL (b)(f)	3,413,000	7,679,076
U.S. Gold Corp. (a)	223,000	1,312,748
Wesdome Gold Mines Ltd. (a)(b)	627,250	940,757
Witwatersrand Consolidated Gold Resources, Ltd. (a)(b)	55,000	765,098
Yamana Gold, Inc. (a)(b)	1,770,333	19,598,456
Yukon-Nevada Gold Corp. (a)(b)	8,350,000	10,097,019
Zijin Mining Group Co., Ltd. (b)	37,500,000	29,228,744
		746,931,861
Oil, Gas & Consumable Fuels - 2.1%
Uranium One, Inc. (a)(b)	1,802,500	20,900,755
Precious Metals & Related - 13.3%
Aber Diamond Corp. (b)	100,000	3,723,000
Apex Silver Mines Ltd. (a)	1,111,800	18,656,004
Brilliant Mining Corp. (a)(b)	1,875,000	3,690,945
Cameco Corp. (b)	236,000	9,624,080
Impala Platinum Holdings Ltd. ADR (b)	450,000	13,304,070
Impala Platinum Holdings Ltd. (b)	640,000	18,788,269
Ivanhoe Nickel & Platinum Ltd. (a)(b)(c)(d)(e)	458,333	3,666,664
Lonmin PLC (a)(b)	175,000	12,454,808
Mvelaphanda Resources Ltd. (a)(b)	350,000	2,691,028
Sabina Silver Corp. (a)(b)	900,000	2,125,984
Silver Standard Resources, Inc. (a)(b)	557,000	19,255,490
Silver Wheaton Corp. (a)(b)	1,687,400	23,109,218
Stornoway Diamond Corp. (a)(b)	1,950,000	1,736,502
Trade Winds Ventures, Inc. (a)(b)	1,100,000	340,270
		133,166,332
Total Common Stocks (Cost $574,442,927)		900,998,948
Gold Bullion - 6.5%	Ounces
Gold Bullion (a)	97,890	65,028,185
Total Gold Bullion (Cost $44,609,241)		65,028,185
	Shares	Value
Warrants - 0.5%
Gold & Gold Related - 0.4%
Great Basin Gold Ltd. (a)(b)	500,000	$309,336
Nevsun Resources Ltd. (a)(b)(d)	202,125	-
NovaGold Resources, Inc. (a)(b)	75,000	655,934
Osisko Exploration (a)(b)(d)	1,155,000	2,463,091
U.S. Gold Corp. (a)	111,500	220,533
Yukon-Nevada Gold Corp. (a)(b)(d)	4,175,000	-
		3,648,894
Precious Metals & Related - 0.1%
Brilliant Mining (a)(b)(d)	937,500	588,354
PAN American Silver Corp. (b)	61,536	1,052,711
		1,641,065
Total Warrants (Cost $86,900)		5,289,959
Exchange Traded Fund - 1.7%
iShares Silver Trust (a)	131,000	16,774,550
Total Exchange Traded Fund (Cost $12,982,561)		16,774,550
	Principal
	Amount	Value
Corporate Bond - 0.4%
Gold & Gold Related - 0.4%
Crystallex Intl. Corp.
9.375%, 12/30/2011 (b)	$4,100,000	$3,731,000
Total Corporate Bond (Cost $4,100,000)		3,731,000
Convertible Bond - 0.6%
Sino Gold Ltd. (b)
5.75%, 3/17/2012	3,000,000	6,561,000
Total Convertible Bond (Cost $3,000,000)		6,561,000
Total Investments (Cost $639,221,629) - 99.6%		998,383,642
Other Assets in Excess of Liabilities - 0.4%		3,913,781
Total Net Assets - 100.0%		$1,002,297,423

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Australia 4.7%;
Canada 58.4%; China 2.9%; France 0.4%; Peru 2.3%; Russia 3.4%;
South Africa 9.3%; United Kingdom 1.6%.
(c)	Denotes security is fully or partially restricted to resale. The aggregate value of restricted securities at July 31, 2007 was $16,843,802 which represented 1.7% of net assets.
(d)	Fair valued security. The aggregate value of fair valued securities at July 31, 2007 was $19,895,247 which represented 2.0% of net assets.
(e)	Security is considered illiquid and may be difficult to sell.
(f)	Affiliated company.

The accompanying notes are an integral part of these Schedule of Investments.

The cost basis of investments for federal income tax purposes at July 31, 2007 was as follows*:

Tocqueville Fund

Cost of investments	$412,428,889

Gross unrealized appreciation	86,127,358
Gross unrealized depreciation	(10,873,231)
Net unrealized appreciation	$75,254,127

Small Cap Value Fund

Cost of investments	$47,558,953

Gross unrealized appreciation	5,983,959
Gross unrealized depreciation	(3,756,954)
Net unrealized appreciation	$2,227,005

International Value Fund

Cost of investments	$159,778,118

Gross unrealized appreciation	49,775,688
Gross unrealized depreciation	(3,549,049)
Net unrealized appreciation	$46,226,639

Gold Fund

Cost of investments	$639,221,629

Gross unrealized appreciation	397,685,589
Gross unrealized depreciation	(38,523,576)
Net unrealized appreciation	$359,162,013

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Tocqueville Trust

By (Signature and Title)   /s/ Robert W. Kleinschmidt
                                                   Robert W. Kleinschmidt, President

Date             September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Robert W. Kleinschmidt
                                                       Robert W. Kleinschmidt, President

Date            September 28, 2007

By (Signature and Title)*  /s/Steve Tyrrell
                                                   Steve Tyrrell, Treasurer

Date             September 28, 2007

* Print the name and title of each signing officer under his or her signature.